UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07109
Morgan Stanley Insured Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (92.3%)
	Alaska (1.3%)
$1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydorelectric Project (AMT) (AMBAC Insd)	5.25%	12/01/26	$1,255,662

	Arizona (2.2%)
1,500	Phoenix Civic Improvement Corp., Sr Lien Airport Ser 2002 B (AMT) (NATL-RE & FGIC Insd)	5.75	07/01/18	1,553,310
210	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/26	217,766
300	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/27	309,447

				2,080,523

	California (18.1%)
465	Alameda County Joint Powers Authority, Ser 2008 (AGM Insd)	5.00	12/01/24	492,151
375	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26	160,451
725	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31	223,380
1,000	California, Ser 2007 (NATL-RE Insd)	4.25	08/01/33	788,420
1,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC Insd)	4.50	09/01/37	899,350
190	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29	58,184
970	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31	249,736
1,605	Fontana Unified School District, Ser 2008 B (AGM Insd) (a)	0.00	08/01/29	471,469
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,726,500
2,000	Huntington Beach Union High School District, Ser 2004 (AGM Insd)	5.00	08/01/26	2,058,440
1,000	Los Angeles Department of Water & Power, Ser 2004 C (NATL-RE Insd)	5.00	07/01/25	1,040,540
1,425	Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (a)	0.00	08/01/26	536,057
1,000	Sacramento Regional County Sanitation District, Ser 2006 (NATL-RE & FGIC Insd)	5.00	12/01/28	1,034,500
1,600	San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)	0.00	09/01/30	453,152
3,500	Southern California Public Power Authority, Magnolia Power Project Ser A 2003 1 (AMBAC Insd)	5.00	07/01/21	3,655,085
450	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00	04/01/14	393,768
2,000	University of California, Ser 2007 J (AGM Insd)	4.50	05/15/31	1,968,900
800	University of California, Ser 2007 J (AGM Insd)	4.50	05/15/35	768,976

				16,979,059

	Colorado (4.4%)
1,200	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	1,062,168
3,000	City & County of Denver, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	3,084,360

				4,146,528

	Connecticut (0.5%)
475	Connecticut State Health & Educational Facility Authority, Quinnipiac University Issue Ser 2007 K-2 (NATL-RE Insd)	5.00	07/01/25	496,223

	District of Columbia (1.6%)
425	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00	10/01/28	441,949

Morgan Stanley Insured Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	Metropolitan Washington Airports Authority, Ser 2004 C-1 (AMT) (AGM Insd) (b)	5.00%	10/01/20	$1,016,040

				1,457,989

	Florida (9.4%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	2,018,880
4,000	Broward County School Board, Ser 2001 A (COPs) (AGM Insd)	5.00	07/01/26	4,035,240
1,700	City of Jacksonville, Ser 2003 C (AMT) (NATL-RE Insd)	5.25	10/01/20	1,715,504
500	City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd)	5.00	09/01/29	505,895
485	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00	10/01/27	512,567

				8,788,086

	Hawaii (5.4%)
2,000	City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (c)	5.25	03/01/26	2,097,980
3,000	Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc. Refg Ser 2003 B (AMT) (XLCA Insd)	5.00	12/01/22	2,930,370

				5,028,350

	Idaho (0.9%)
790	Idaho Housing & Finance Association, Federal Highway Trust Ser 2008 A (RANs)(AGC Insd)	5.25	07/15/25	861,764

	Illinois (9.9%)
525	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25	06/01/26	556,211
2,000	City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	1,923,960
485	Du Page County Community Unit School District No. 200 Wheaton, Warrenville Ser 2003 C (AGM Insd)	5.25	10/01/22	533,151
505	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	540,991
2,500	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	5.25	06/15/42	2,522,150
3,000	State of Illinois, First Ser 2002 (NATL-RE Insd)	5.375	07/01/21	3,198,600

				9,275,063

	Iowa (1.4%)
700	State of Iowa, IJOBS Program Ser 2009 A (c)(d)	5.00	06/01/25	759,772
525	State of Iowa, IJOBS Program Ser 2009 A (c)(d)	5.00	06/01/26	567,123

				1,326,895

	Kansas (0.5%)
410	Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd)	5.25	09/01/34	430,217

	Louisiana (0.6%)
500	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37	511,370

	Massachusetts (3.0%)
2,750	Massachusetts Development Finance Agency, Ser 2001 A (NATL-RE Insd)	5.625	01/01/16	2,829,970

	Michigan (3.7%)
2,000	City of Detroit, Water Supply Sr Lien Ser 2001 A (NATL-RE & FGIC Insd)	5.00	07/01/30	1,920,780
480	Ferris State University, Refg Ser 2008 (AGM Insd)	4.50	10/01/24	488,429

Morgan Stanley Insured Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$560	Wayne State University, Refg Ser 2008 (AGM Insd)	5.00%	11/15/29	$583,834
450	Western Michigan University, Ser 2008 (AGM Insd)	5.00	11/15/23	480,586

				3,473,629

	New Jersey (1.7%)
465	New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)	5.50	09/01/24	526,068
1,000	New Jersey State Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	1,021,060

				1,547,128

	New York (7.4%)
3,000	New York City Health & Hospital Corp., 2003 Ser B (AMBAC Insd)	5.25	02/15/21	3,080,550
1,000	New York City Municipal Water Finance Authority, Ser 2005 C (NATL-RE Insd)	5.00	06/15/27	1,049,890
1,100	New York State Dormitory Authority, Hospital - FHA Insured Mtge 2004 Ser A (AGM Insd)	5.25	08/15/19	1,173,876
365	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50	05/15/29	397,368
1,040	New York State Dormitory Authority, New York University Ser 1 (CR) (BHAC & AMBAC Insd)	5.50	07/01/31	1,208,251

				6,909,935

	Ohio (0.8%)
1,275	City of Cleveland, Public Power System, Ser 2008 B-1 (NATL-RE Insd) (a)	0.00	11/15/26	579,194
135	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	147,015

				726,209

	Oregon (1.3%)
1,120	Oregon State Department of Administrative Services, Ser 2005 B (COPs) (NATL-RE & FGIC Insd)	5.00	11/01/22	1,178,890

	Pennsylvania (2.2%)
1,000	Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd)	5.00	12/01/34	1,003,340
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,089,180

				2,092,520

	Puerto Rico (0.5%)
455	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	477,923

	South Carolina (1.1%)
1,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd)	5.00	01/01/21	1,053,440

	Texas (8.3%)
1,730	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25	05/15/23	1,826,534
1,400	City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00	09/01/27	530,866
2,000	City of San Antonio, Water & Refg Ser 2002 (AGM Insd)	5.00	05/15/28	2,069,520
950	City of San Antonio, Water & Refg Ser 2002 A (AGM Insd)	5.00	05/15/32	960,184
665	Dallas Area Rapid Transit, Senior Lien (AMBAC Insd)	5.00	12/01/26	678,360
310	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27	335,683
460	Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd)	5.00	04/15/25	490,802

Morgan Stanley Insured Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,725	North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (a)	0.00%	01/01/29	$918,570

				7,810,519

	Washington (6.1%)
1,000	Cowlitz County Public Utility District No. 1, Production Ser 2006 (NATL-RE Insd)	5.00	09/01/31	1,010,020
2,010	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	2,014,965
1,225	State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/29	1,308,633
1,290	State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/30	1,378,071

				5,711,689

	Total Tax-Exempt Municipal Bonds (Cost $85,465,778)			86,449,581

	U.S. Government Obligation (1.6%)
1,500	U.S. Treasury Note (Cost $1,494,473)	1.00	07/31/11	1,510,841

NUMBER OF
SHARES (000)

	Short-Term Investment (e) (9.0%)
	Investment Company
8,383	Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class (Cost $8,383,062)		8,383,062

	Total Investments (Cost $95,343,313) (f)(g)	102.9%	96,343,484
	Other Assets in Excess of Liabilities	0.8	805,646
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.18% to 0.20% at January 31, 2010 and contractual maturities of collateral ranging from 06/01/25 to 08/01/30. (h)	(3.7)	(3,500,000)

	Net Assets Applicable to Common Shareholders	100.0%	$93,649,130

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

CR	Custodial Receipts.

FHA	Federal Housing Administration.

PSF	Texas Permanent School Fund Guarantee Program.

RANs	Revenue Anticipation Notes.

(a)	Capital appreciation bond.

(b)	Joint exemption.

(c)	Underlying Security related to inverse floater entered into by the Trust.

(d)
Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)
The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class.

(f)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Insured Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

(h)
Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $6,111,579 are held by the Dealer Trusts and serve as collateral for the $3,500,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Securities*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$86,449,581	—	$86,449,581	—
U.S. Government Obligation	1,510,841	—	1,510,841	—
Short-Term Investment — Investment Company	8,383,062	$8,383,062	—	—

Total	$96,343,484	$8,383,062	$87,960,422	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*      Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010